Marketable Securities - InterCure Ltd (Details) - Schedule of changes in marketable securities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in marketable securities [Abstract]
Fair value opening balance	$ 2,411	$ 2,273	$ 2,847
Changes in fair value during the year	747	138	(574)
Total marketable securities	$ 3,158	$ 2,411	$ 2,273